Note 1 - Basis of Presentation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Basis of Accounting [Text Block]
(
1
)     Basis of Presentation

These consolidated financial statements are presented in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). All amounts are expressed in Australian dollars (“AUD” or “A$”) unless otherwise stated.

Unless otherwise noted, references to “Universal Biosensors”, the “Company,” “Group,” “we,” “our” or “us” means Universal Biosensors, Inc. (“UBI”) a Delaware corporation and, when applicable, its wholly owned Australian operating subsidiary, Universal Biosensors Pty Ltd (“UBS”) and its wholly owned Canadian operating subsidiary, Hemostasis Reference Laboratory Inc. (“HRL”).

The Company's consolidated financial statements have been prepared assuming the Company will continue as a going concern. We rely largely on our existing cash and cash equivalents balance and operating cash flow to provide for the working capital needs of our operations. We believe we have sufficient cash and cash equivalents to fund our operations for at least the next twelve
months. However, in the event, our financing needs for the foreseeable future are not
able to be met by our existing cash and cash equivalents balance and operating cash flow, we would seek to raise funds through public or private equity offerings, debt financings, and through other means to meet the financing requirements. There is no
assurance that funding would be available at acceptable terms, if at all.